Financial instruments and Retirement benefit obligations - Retirement benefit obligations (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 27, 2026	Jun. 28, 2025
Disclosure of detailed information about financial instruments [line items]
Remeasurement loss	$ 1	$ (4)
UK
Disclosure of detailed information about financial instruments [line items]
Actuarial assumption, increase (decrease) in discount rate during the period	0.50%
Discount rate	6.00%
Germany
Disclosure of detailed information about financial instruments [line items]
Actuarial assumption, increase (decrease) in discount rate during the period	0.20%
Discount rate	4.60%
SWITZERLAND
Disclosure of detailed information about financial instruments [line items]
Actuarial assumption, increase (decrease) in discount rate during the period	(0.05%)
Discount rate	1.15%